Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Buildings
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property and equipment, estimated useful life	25 years
Leasehold improvements
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property and equipment, estimated useful life	Over the shorter of lease term or the estimated useful lives of the assets
Optical fibers
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property and equipment, estimated useful life	20 years
Computer and network equipment
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property and equipment, estimated useful life	5 years
Office equipment
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property and equipment, estimated useful life	5 years
Motor vehicles
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property and equipment, estimated useful life	5 years